Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Jan. 01, 2023	$ 626,027	$ 626,027	$ 21,198	$ 359,280	$ (1,432)	$ 246,981	$ 0
Comprehensive income (loss) for the year
Profit for the year	101,082	101,039				101,039	43
Other comprehensive income (loss)	622	622			622
Total comprehensive income (loss) for the year	101,704	101,661			622	101,039	43
Transaction with owners, recognized directly in equity
Non-controlling interests on acquisition of subsidiary	114						114
Equity at end of period at Dec. 31, 2023	727,845	727,688	21,198	359,280	(810)	348,020	157
Comprehensive income (loss) for the year
Profit for the year	124,439	124,105				124,105	334
Other comprehensive income (loss)	(9,940)	(9,878)			(9,878)		(62)
Total comprehensive income (loss) for the year	114,499	114,227			(9,878)	124,105	272
Transaction with owners, recognized directly in equity
Dividends to equity holders	(311)						(311)
Equity at end of period at Dec. 31, 2024	842,033	841,915	21,198	359,280	(10,688)	472,125	118
Comprehensive income (loss) for the year
Profit for the year	102,653	102,498				102,498	155
Other comprehensive income (loss)	5,784	5,784			5,784
Total comprehensive income (loss) for the year	108,437	108,282			5,784	102,498	155
Transaction with owners, recognized directly in equity
Dividends to equity holders	(85)						(85)
Equity at end of period at Dec. 31, 2025	$ 950,385	$ 950,197	$ 21,198	$ 359,280	$ (4,904)	$ 574,623	$ 188